PROPERTY, PLANT AND EQUIPMENT, NET (Details) - USD ($) $ in Thousands				12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2021	Dec. 31, 2020
Property, plant and equipment
Property, plant and equipment, beginning balance				$ 6,504,681	$ 6,539,581
Capitalized borrowing costs	$ 6,300	$ 13,100	$ 16,100
Property, plant and equipment, ending balance	6,431,578	6,504,681	6,539,581	6,431,578	6,504,681
Right-of-use assets
Right-of-use assets, beginning balance				256,370	306,458
Translation differences				0	0
Additions				13,758	6,101
Capitalized borrowing costs				0	0
Disposals / Consumptions				(1,995)	(3,254)
Indexation				4,523	(9,388)
Transfers				0	0
Depreciation charge				(44,153)	(43,547)
Right-of-use assets, ending balance	228,503	256,370	306,458	228,503	256,370
Translation differences				(303)	(542)
Additions				474,735	531,453
Capitalized borrowing costs				6,294	13,100
Disposals / Consumptions				(28,576)	(22,224)
Indexation				4,523	(9,388)
Transfers				(877)	(4,096)
Depreciation charge				(528,899)	(543,203)
Cost
Property, plant and equipment
Property, plant and equipment, beginning balance				13,325,670	12,823,011
Property, plant and equipment, ending balance	13,714,435	13,325,670	12,823,011	13,714,435	13,325,670
Right-of-use assets
Right-of-use assets, beginning balance				349,003	355,928
Right-of-use assets, ending balance	364,971	349,003	355,928	364,971	349,003
Accumulated depreciation
Property, plant and equipment
Property, plant and equipment, beginning balance				(6,820,989)	(6,283,430)
Property, plant and equipment, ending balance	(7,282,857)	(6,820,989)	(6,283,430)	(7,282,857)	(6,820,989)
Right-of-use assets
Right-of-use assets, beginning balance				(92,633)	(49,470)
Right-of-use assets, ending balance	(136,468)	(92,633)	(49,470)	(136,468)	(92,633)
Land
Property, plant and equipment
Property, plant and equipment, beginning balance				592,761	594,435
Translation differences				(70)	(134)
Additions				0	0
Capitalized borrowing costs				0	0
Disposals / Consumptions				0	0
Indexation				0	0
Transfers				2,053	(1,540)
Depreciation charge				0	0
Property, plant and equipment, ending balance	594,744	592,761	594,435	594,744	592,761
Land | Cost
Property, plant and equipment
Property, plant and equipment, beginning balance				592,761	594,435
Property, plant and equipment, ending balance	594,744	592,761	594,435	594,744	592,761
Land | Accumulated depreciation
Property, plant and equipment
Property, plant and equipment, beginning balance				0	0
Property, plant and equipment, ending balance	0	0	0	0	0
Buildings and improvements
Property, plant and equipment
Property, plant and equipment, beginning balance				1,813,256	1,794,022
Translation differences				(161)	(297)
Additions				1,874	18,552
Capitalized borrowing costs				0	0
Disposals / Consumptions				(7,439)	(183)
Indexation				0	0
Transfers				461,377	137,379
Depreciation charge				(135,822)	(136,217)
Property, plant and equipment, ending balance	2,133,085	1,813,256	1,794,022	2,133,085	1,813,256
Buildings and improvements | Cost
Property, plant and equipment
Property, plant and equipment, beginning balance				3,567,732	3,412,904
Property, plant and equipment, ending balance	4,023,271	3,567,732	3,412,904	4,023,271	3,567,732
Buildings and improvements | Accumulated depreciation
Property, plant and equipment
Property, plant and equipment, beginning balance				(1,754,476)	(1,618,882)
Property, plant and equipment, ending balance	(1,890,186)	(1,754,476)	(1,618,882)	(1,890,186)	(1,754,476)
Production equipment
Property, plant and equipment
Property, plant and equipment, beginning balance				2,464,650	2,554,581
Translation differences				(43)	(68)
Additions				282	1,487
Capitalized borrowing costs				0	0
Disposals / Consumptions				(801)	(124)
Indexation				0	0
Transfers				585,186	247,824
Depreciation charge				(328,383)	(339,050)
Property, plant and equipment, ending balance	2,720,891	2,464,650	2,554,581	2,720,891	2,464,650
Production equipment | Cost
Property, plant and equipment
Property, plant and equipment, beginning balance				7,179,626	6,931,970
Property, plant and equipment, ending balance	7,707,052	7,179,626	6,931,970	7,707,052	7,179,626
Production equipment | Accumulated depreciation
Property, plant and equipment
Property, plant and equipment, beginning balance				(4,714,976)	(4,377,389)
Property, plant and equipment, ending balance	(4,986,161)	(4,714,976)	(4,377,389)	(4,986,161)	(4,714,976)
Vehicles, furniture and fixtures and other equipment
Property, plant and equipment
Property, plant and equipment, beginning balance				58,158	50,365
Translation differences				(11)	(37)
Additions				1,285	2,345
Capitalized borrowing costs				0	0
Disposals / Consumptions				(1,276)	(1,106)
Indexation				0	0
Transfers				13,884	23,352
Depreciation charge				(17,934)	(16,761)
Property, plant and equipment, ending balance	54,106	58,158	50,365	54,106	58,158
Vehicles, furniture and fixtures and other equipment | Cost
Property, plant and equipment
Property, plant and equipment, beginning balance				289,877	268,398
Property, plant and equipment, ending balance	294,356	289,877	268,398	294,356	289,877
Vehicles, furniture and fixtures and other equipment | Accumulated depreciation
Property, plant and equipment
Property, plant and equipment, beginning balance				(231,719)	(218,033)
Property, plant and equipment, ending balance	(240,250)	(231,719)	(218,033)	(240,250)	(231,719)
Work in progress
Property, plant and equipment
Property, plant and equipment, beginning balance				1,203,362	1,119,348
Translation differences				(18)	(6)
Additions				418,736	482,606
Capitalized borrowing costs				6,294	13,100
Disposals / Consumptions				(1,915)	(3,775)
Indexation				0	0
Transfers				(1,063,377)	(407,911)
Depreciation charge				0	0
Property, plant and equipment, ending balance	563,082	1,203,362	1,119,348	563,082	1,203,362
Work in progress | Cost
Property, plant and equipment
Property, plant and equipment, beginning balance				1,203,362	1,119,348
Property, plant and equipment, ending balance	563,082	1,203,362	1,119,348	563,082	1,203,362
Work in progress | Accumulated depreciation
Property, plant and equipment
Property, plant and equipment, beginning balance				0	0
Property, plant and equipment, ending balance	0	0	0	0	0
Spare parts
Property, plant and equipment
Property, plant and equipment, beginning balance				116,124	120,372
Translation differences				0	0
Additions				38,800	20,362
Capitalized borrowing costs				0	0
Disposals / Consumptions				(15,150)	(13,782)
Indexation				0	0
Transfers				0	(3,200)
Depreciation charge				(2,607)	(7,628)
Property, plant and equipment, ending balance	137,167	116,124	120,372	137,167	116,124
Spare parts | Cost
Property, plant and equipment
Property, plant and equipment, beginning balance				143,309	140,028
Property, plant and equipment, ending balance	166,959	143,309	140,028	166,959	143,309
Spare parts | Accumulated depreciation
Property, plant and equipment
Property, plant and equipment, beginning balance				(27,185)	(19,656)
Property, plant and equipment, ending balance	$ (29,792)	$ (27,185)	$ (19,656)	$ (29,792)	$ (27,185)